Operating Expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of personnel expense [Abstract]
Wages and salaries	€ 22,451	€ 14,651	€ 7,243
Social security contributions	7,157	3,903	3,193
Expenses for pension commitments	1,583	982	116
Employer contribution to bonus shares	1,857	6,456	1,198
Share-based payments	30,781	34,353	10,419
Total	€ 63,830	€ 60,345	€ 22,168